Share capital - Summary of Authorized Share Capital (Details) - Authorized Share Capital - RPPL	Mar. 31, 2021 shares
Disclosure Of Reconciliation Of Authorised Share Capital [Line Items]
Beginning balance, shares	500,000,000
Ending balance, shares	500,000,000